Loss Per Share (Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Numerator:
Net loss attributable to Stratasys Ltd. for basic loss per share	$ (5,987)	$ (18,490)	$ (19,844)	$ (41,631)
Adjustment of deferred payments liability revaluation		(559)
Net loss attributable to Stratasys Ltd. for diluted loss per share	$ (5,987)	$ (19,049)	$ (19,844)	$ (41,631)
Denominator:
Weighted average shares - denominator for basic net loss per share	52,778	52,169	52,733	52,133
Add:
Shares settlement presumed for deferred payments liability		327
Denominator for diluted loss per share	52,778	52,496	52,733	52,133
Net loss per share attributable to Stratasys Ltd.
Basic	$ (0.11)	$ (0.35)	$ (0.38)	$ (0.80)
Diluted	$ (0.11)	$ (0.36)	$ (0.38)	$ (0.80)